TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) before taxes on income:
Domestic	$ 1,218	$ (1,000)	$ 328
Foreign	1,593	8,133	4,986
Income (loss) before taxes on income	$ 2,811	$ 7,133	$ 5,314